Offerings - Offering: 1 shares in Thousands	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	205
Proposed Maximum Offering Price per Unit	11.36
Maximum Aggregate Offering Price	$ 2,328,800
Fee Rate	0.0087%
Amount of Registration Fee	$ 202.61
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of common stock, par value $0.01 per share (the “Common Stock”), that become issuable under the Cars.com Inc. 2025 Inducement Equity Incentive Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization of any other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock.
(2)
Estimated in accordance with Rule 457(c) and Rule 457 (h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $11.53 (high) and $11.19 (low) sales prices of the Common Stock as reported on The New York Stock Exchange on October 30, 2026, which date is within five business days prior to the date of filing of this Registration Statement.